UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Services Corporation
Address:  55 East 52 Street
          42nd floor
          New York, N.Y. 10055

13F File Number: 028-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Dejoy
Title:   Senior Vice President, Head of Operations
Phone:   212-317-5020
Signature, Place, Date of Signing:

   Michael Dejoy                New York, N.Y.    February 11, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $312,859


List of Other Included Managers:

No.     13F File Number     Name

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
CIT GROUP                 COM    	  125581801  000000754 000016000 SH	    SOLE     01		  000016000	  0	  0
KKR & CO LP               COM    	  48248M102  000062528 004403352 SH	    SOLE     01		  004403352	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000031710 003000000 SH	    SOLE     01		  003000000	  0	  0
SPDR S&P 500 ETF TRUST    COM    	  78462F103  000146122 001162000 SH	    SOLE     01  	  001162000	  0	  0
MATERIALS SELECT SPDR     COM    	  81369Y100  000010371 000270000 SH	    SOLE     01		  000270000	  0	  0
HEALTH CARE SELECT SPDR   COM		  81369Y209  000020160 000640000 SH	    SOLE     01		  000640000	  0	  0
CONSUMER STAPLES SEL SPDR COM		  81369Y308  000020517 000700000 SH	    SOLE     01	 	  000700000	  0	  0
ENERGY SELECT SPDR 	  COM		  81369Y506  000010238 000150000 SH	    SOLE     01		  000150000	  0	  0
AMEX-INDUSTRIAL SEL SPRD  COM		  81369Y704  000010461 000300000 SH	    SOLE     01		  000300000	  0	  0